Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.22%
Aerospace & Defense–3.86%
Lockheed Martin Corp.	253,794	$91,916,573
United Technologies Corp.	252,764	33,769,270
		125,685,843
Automotive Retail–0.99%
O’Reilly Automotive, Inc.(b)	84,452	32,155,944
Biotechnology–0.49%
BioMarin Pharmaceutical, Inc.(b)	202,320	16,048,022
Communications Equipment–2.36%
Motorola Solutions, Inc.	463,511	76,924,286
Computer & Electronics Retail–1.51%
Best Buy Co., Inc.	641,533	49,096,520
Consumer Finance–4.19%
American Express Co.	677,343	84,241,149
Capital One Financial Corp.	564,617	52,181,903
		136,423,052
Data Processing & Outsourced Services–2.94%
Mastercard, Inc., Class A	351,816	95,788,942
Distillers & Vintners–0.71%
Constellation Brands, Inc., Class A	117,042	23,036,206
Diversified Banks–5.75%
JPMorgan Chase & Co.	1,301,182	150,937,112
Toronto-Dominion Bank (The) (Canada)	623,165	36,427,625
		187,364,737
Financial Exchanges & Data–1.84%
Moody’s Corp.	279,291	59,863,233
Health Care Equipment–3.67%
Boston Scientific Corp.(b)	581,559	24,692,995
Medtronic PLC	416,817	42,490,325
Zimmer Biomet Holdings, Inc.	386,346	52,206,935
		119,390,255
Health Care Facilities–1.40%
HCA Healthcare, Inc.	340,431	45,450,943
Home Improvement Retail–2.23%
Home Depot, Inc. (The)	340,399	72,739,862
Homebuilding–0.62%
D.R. Horton, Inc.	441,138	20,261,468
Household Products–3.17%
Procter & Gamble Co. (The)	874,538	103,230,466
Shares		Value
Industrial Conglomerates–1.41%
Honeywell International, Inc.	267,163	$46,074,931
Industrial Machinery–1.29%
Illinois Tool Works, Inc.	44,787	6,907,499
Stanley Black & Decker, Inc.	237,520	35,055,577
		41,963,076
Industrial REITs–0.99%
Prologis, Inc.	400,085	32,250,852
Insurance Brokers–1.68%
Marsh & McLennan Cos., Inc.	555,267	54,860,380
Integrated Oil & Gas–3.72%
Chevron Corp.	368,285	45,339,566
Suncor Energy, Inc. (Canada)	2,642,514	75,840,152
		121,179,718
Integrated Telecommunication Services–1.81%
Verizon Communications, Inc.	1,064,244	58,820,766
Interactive Media & Services–3.33%
Facebook, Inc., Class A(b)	558,900	108,555,147
Internet & Direct Marketing Retail–5.64%
Amazon.com, Inc.(b)	66,197	123,575,236
Booking Holdings, Inc.(b)	31,782	59,960,239
		183,535,475
IT Consulting & Other Services–1.04%
Amdocs Ltd.	529,110	33,857,749
Life Sciences Tools & Services–1.42%
Thermo Fisher Scientific, Inc.	166,676	46,282,592
Managed Health Care–3.36%
UnitedHealth Group, Inc.	438,764	109,256,624
Multi-Sector Holdings–2.86%
Berkshire Hathaway, Inc., Class B(b)	453,323	93,126,144
Multi-Utilities–2.15%
WEC Energy Group, Inc.	818,175	69,921,236
Oil & Gas Equipment & Services–1.08%
Schlumberger Ltd.	879,628	35,158,731
Oil & Gas Storage & Transportation–1.14%
Magellan Midstream Partners, L.P.	559,483	37,004,206
Other Diversified Financial Services–1.20%
AXA Equitable Holdings, Inc.	1,733,834	38,976,588
Pharmaceuticals–5.38%
AstraZeneca PLC, ADR (United Kingdom)	1,006,091	43,674,410

See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Shares		Value
Pharmaceuticals–(continued)
Elanco Animal Health, Inc.(b)	482,290	$15,896,278
Merck & Co., Inc.	1,209,178	100,349,682
Novo Nordisk A/S, Class B (Denmark)	315,552	15,145,439
		175,065,809
Property & Casualty Insurance–2.30%
Chubb Ltd.	207,911	31,777,117
Progressive Corp. (The)	531,386	43,031,639
		74,808,756
Railroads–1.57%
Union Pacific Corp.	283,637	51,040,478
Regional Banks–0.12%
SVB Financial Group(b)	16,742	3,883,642
Restaurants–1.61%
Starbucks Corp.	555,521	52,602,283
Semiconductor Equipment–1.83%
Applied Materials, Inc.	1,205,917	59,536,122
Semiconductors–3.61%
Analog Devices, Inc.	347,787	40,851,061
QUALCOMM, Inc.	391,061	28,610,023
Texas Instruments, Inc.	383,809	47,979,963
		117,441,047
Soft Drinks–1.54%
PepsiCo, Inc.	392,800	50,203,768
Shares		Value
Systems Software–8.24%
Microsoft Corp.	1,731,754	$235,986,118
ServiceNow, Inc.(b)	116,703	32,372,245
		268,358,363
Tobacco–2.07%
Philip Morris International, Inc.	805,053	67,310,481
Trading Companies & Distributors–0.10%
Fastenal Co.	102,885	3,168,858
Total Common Stocks & Other Equity Interests (Cost $2,632,640,906)		3,197,703,601
Money Market Funds–2.67%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)	30,440,652	30,440,652
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)	21,741,295	21,749,991
Invesco Treasury Portfolio, Institutional Class, 2.15%(c)	34,789,316	34,789,316
Total Money Market Funds (Cost $86,979,012)		86,979,959
TOTAL INVESTMENTS IN SECURITIES–100.89% (Cost $2,719,619,918)		3,284,683,560
OTHER ASSETS LESS LIABILITIES–(0.89)%		(29,078,760)
NET ASSETS–100.00%		$3,255,604,800
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,182,558,162	$15,145,439	$—	$3,197,703,601
Money Market Funds	86,979,959	—	—	86,979,959
Total Investments	$3,269,538,121	$15,145,439	$—	$3,284,683,560
Invesco Charter Fund